1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities, Stock Warrants	40,000,002	17,200,002	34,000,002	18,000,002
Stock Warrants
Antidilutive Securities, Stock Warrants	40,000,000	17,200,000	34,000,000	18,000,000
Convertible Preferred Stock
Antidilutive Securities, Stock Warrants	2	2	2	2